Segments - Operating Revenues (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales Information [Line Items]
Investment management intersegment revenues	$ 4,188.0	$ 4,234.1	$ 8,406.4	$ 8,376.5	$ 8,106.8
Closed Block Variable Annuity	(504.3)	(180.6)	(70.0)	794.9	677.7
Net realized investment gains (losses) and related charges and adjustments	(11.5)	300.5	603.4	219.2	47.7
Gain (loss) on change in fair value of derivatives related to guaranteed benefits	90.7	68.8	83.1	(399.0)	(66.9)
Revenues related to businesses exited through reinsurance or divestment	(67.9)	35.8	64.6	116.1	137.6
Revenues (loss) attributable to noncontrolling interests	101.2	284.1	313.8	399.1	143.2
Other adjustments to operating revenues	163.0	104.5	214.0	212.0	228.1
Total revenues	3,959.2	4,847.2	9,615.3	9,718.8	9,274.2
Intersegment Eliminations
Sales Information [Line Items]
Investment management intersegment revenues	79.2	78.5	157.6	164.1	156.8
Retirement Solutions | Retirement
Sales Information [Line Items]
Investment management intersegment revenues	1,180.1	1,119.3	2,271.9	2,225.4	2,179.0
Retirement Solutions | Annuities
Sales Information [Line Items]
Investment management intersegment revenues	611.6	679.9	1,307.0	1,401.4	1,482.5
Investment Management
Sales Information [Line Items]
Investment management intersegment revenues	280.5	260.8	545.5	491.9	454.5
Insurance Solutions | Individual Life
Sales Information [Line Items]
Investment management intersegment revenues	1,381.9	1,421.2	2,793.9	2,785.0	2,613.4
Insurance Solutions | Employee Benefits
Sales Information [Line Items]
Investment management intersegment revenues	629.8	627.1	1,251.2	1,246.2	1,277.8
Total Ongoing Businesses
Sales Information [Line Items]
Investment management intersegment revenues	4,083.9	4,108.3	8,169.5	8,149.9	8,007.2
Corporate
Sales Information [Line Items]
Investment management intersegment revenues	25.0	33.5	65.9	(13.7)	(132.3)
Closed Blocks
Sales Information [Line Items]
Investment management intersegment revenues	79.1	92.3	171.0	240.3	231.9
Closed Blocks | Closed Block Institutional Spread Products
Sales Information [Line Items]
Investment management intersegment revenues	64.6	73.3	127.2	188.1	167.6
Closed Blocks | Closed Block Other
Sales Information [Line Items]
Investment management intersegment revenues	$ 14.5	$ 19.0	$ 43.8	$ 52.2	$ 64.3